Loss per Share and Series A, B & C Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Beginning Warrants Price	$ 9.33	$ 1.67
Series C warrants issued with $25,000 offering		10.23
Warrants cashless exercised	(1.39)	(2.57)
Ending Warrants Price	7.94	9.33
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price	1.11	$ 1.11
Series C warrants issued with $25,000 offering
Warrants cashless exercised	$ (1.11)
Ending Warrants Price		$ 1.11
Exercise Price	$ 11,700,000
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price	$ 0.22	$ 0.56
Series C warrants issued with $25,000 offering
Warrants cashless exercised	$ (0.22)	$ (0.34)
Ending Warrants Price		$ 0.22
Exercise Price	$ 11,700,000
Series C Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning Warrants Price	$ 8.00
Series C warrants issued with $25,000 offering		$ 10.23
Warrants cashless exercised	(0.06)	(2.23)
Ending Warrants Price	$ 7.94	$ 8.00
Exercise Price	$ 6,390,000